Subsequent events (Narrative) (Details) - USD ($)			1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 11, 2021	Feb. 10, 2021	Mar. 12, 2021	Jan. 22, 2021	Jan. 21, 2021	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares							$ 25,100,459	$ 3,431,294
Subsequent events | Class B Subordinated Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Certain shareholders claiming to hold in excess percentage of class B subordinated voting shares				5.10%
Subsequent events | Board members
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options approved for issuance					75,000
Subsequent events | Directors and officers | Class B Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						1,349,764
Share issue price per share						$ 2.65
Proceeds from issuing shares						$ 3,576,875
Subsequent events | Equity distribution agreement | A.G.P/Alliance Global Partners | Class B Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued through equity distribution agreement		7,356,326	7,247,288
Proceeds from issuing shares		$ 19,770,762	$ 18,167,511
Subsequent events | Equity distribution agreement | Directors and officers | Class B Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum aggregate offering price	$ 20,000,000